FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	SFr 502	SFr 560
Unfavorable changes	[1],[2]	(450)	(517)
Financial assets available for sale
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		78	75
Unfavorable changes		51	55
Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	79	80
Unfavorable changes	[1],[2]	(11)	(8)
Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	19	23
Unfavorable changes	[1],[2]	(15)	(29)
Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	79	85
Unfavorable changes	[1],[2]	(53)	(66)
Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	13	30
Unfavorable changes	[1],[2]	(26)	(30)
Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	64	128
Unfavorable changes	[1],[2]	(99)	(174)
Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	12	18
Unfavorable changes	[1],[2]	(6)	(9)
Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	190	142
Unfavorable changes	[1],[2]	(193)	(143)
Structured (reverse) repurchase agreements
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	34	43
Unfavorable changes	[1],[2]	(34)	(46)
Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	13	12
Unfavorable changes	[1],[2]	(13)	(12)
UBS AG
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	502	560
Unfavorable changes	[1],[2]	(450)	(517)
UBS AG | Financial assets available for sale
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		78	75
Unfavorable changes		51	55
UBS AG | Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	79	80
Unfavorable changes	[1],[2]	(11)	(8)
UBS AG | Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	19	23
Unfavorable changes	[1],[2]	(15)	(29)
UBS AG | Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	79	85
Unfavorable changes	[1],[2]	(53)	(66)
UBS AG | Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	13	30
Unfavorable changes	[1],[2]	(26)	(30)
UBS AG | Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	64	128
Unfavorable changes	[1],[2]	(99)	(174)
UBS AG | Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	12	18
Unfavorable changes	[1],[2]	(6)	(9)
UBS AG | Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	190	142
Unfavorable changes	[1],[2]	(193)	(143)
UBS AG | Structured (reverse) repurchase agreements
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	34	43
Unfavorable changes	[1],[2]	(34)	(46)
UBS AG | Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1],[2]	13	12
Unfavorable changes	[1],[2]	SFr (13)	SFr (12)

[1]
Effective 31 December 2017, the sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or structured financing instrument. Prior-period information has been restated to reflect this change in presentation.

[2]
Of the total favorable changes, CHF 78 million as of 31 December 2017 (31 December 2016: CHF 75 million) related to financial assets available for sale. Of the total unfavorable changes, CHF 51 million as of 31 December 2017 (31 December 2016: CHF 55 million) related to financial assets available for sale.